UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (67.5%)[1]
Consumer Discretionary (6.0%)
	McDonald's Corp.	781,373	44,921
	The Walt Disney Co.	1,317,273	30,732
	Comcast Corp. Class A	2,049,634	29,699
	Home Depot, Inc.	1,194,194	28,219
	Time Warner Inc.	842,023	21,211
	Target Corp.	526,452	20,779
	Lowe's Cos., Inc.	1,035,194	20,093
*	Amazon.com, Inc.	225,823	18,892
	News Corp., Class A	1,621,605	14,773
	NIKE, Inc. Class B	274,776	14,228
*	Ford Motor Co.	2,279,276	13,835
	Yum! Brands, Inc.	325,917	10,866
	Staples, Inc.	496,391	10,012
*	Viacom Inc. Class B	437,895	9,940
*	DIRECTV Group, Inc.	381,219	9,420
	TJX Cos., Inc.	291,868	9,182
*	Kohl's Corp.	214,774	9,182
	Johnson Controls, Inc.	415,277	9,020
	Best Buy Co., Inc.	237,130	7,941
	Carnival Corp.	305,134	7,863
	Time Warner Cable Inc.	248,120	7,858
	Omnicom Group Inc.	224,480	7,089
*	Starbucks Corp.	509,350	7,075
	The McGraw-Hill Cos., Inc.	229,342	6,905
	Coach, Inc.	225,465	6,060
*	Bed Bath & Beyond, Inc.	179,236	5,511
	The Gap, Inc.	324,183	5,317
*	Apollo Group, Inc. Class A	73,386	5,219
	Marriott International, Inc. Class A	208,274	4,597
	J.C. Penney Co., Inc. (Holding Co.)	151,062	4,337
	Mattel, Inc.	261,034	4,190
	H & R Block, Inc.	236,161	4,069
*	AutoZone Inc.	26,554	4,013
	Genuine Parts Co.	117,183	3,933
	Sherwin-Williams Co.	68,738	3,695
	Fortune Brands, Inc.	105,284	3,658
*	O'Reilly Automotive, Inc.	95,590	3,640
	International Game Technology	220,696	3,509
	Macy's Inc.	295,068	3,470
	VF Corp.	61,171	3,386
	CBS Corp.	476,786	3,299
	Darden Restaurants Inc.	96,797	3,192
	Starwood Hotels & Resorts Worldwide, Inc.	133,921	2,973
	Family Dollar Stores, Inc.	100,667	2,849
	Harley-Davidson, Inc.	164,532	2,667
*,^	Sears Holdings Corp.	40,028	2,663
	Limited Brands, Inc.	203,830	2,440
*	GameStop Corp. Class A	109,337	2,406
	Tiffany & Co.	92,916	2,356

	Nordstrom, Inc.	112,871	2,245
	Polo Ralph Lauren Corp.	41,092	2,200
	Whirlpool Corp.	51,637	2,198
	DeVry, Inc.	43,498	2,177
	Hasbro, Inc.	89,161	2,161
*	Expedia, Inc.	139,115	2,102
	Newell Rubbermaid, Inc.	186,488	1,941
	Leggett & Platt, Inc.	126,135	1,921
	The Stanley Works	52,988	1,793
*	The Goodyear Tire & Rubber Co.	155,588	1,752
	D. R. Horton, Inc.	184,904	1,731
*	Interpublic Group of Cos., Inc.	335,467	1,694
	Scripps Networks Interactive	60,649	1,688
	Wyndham Worldwide Corp.	132,067	1,601
*	Wynn Resorts Ltd.	44,724	1,579
	Abercrombie & Fitch Co.	59,571	1,512
	Washington Post Co. Class B	4,007	1,411
*	AutoNation, Inc.	78,919	1,369
	Black & Decker Corp.	46,667	1,337
	RadioShack Corp.	88,102	1,230
	Pulte Homes, Inc.	138,831	1,226
*	Big Lots Inc.	56,688	1,192
	Snap-On Inc.	40,949	1,177
	Lennar Corp. Class A	93,187	903
*	Office Depot, Inc.	191,635	874
	Harman International Industries, Inc.	43,495	818
	Meredith Corp.	29,627	757
	KB Home	53,824	736
	Centex Corp.	77,254	654
	Eastman Kodak Co.	191,936	568
	Gannett Co., Inc.	157,714	563
	New York Times Co. Class A	98,125	541
			508,835
Consumer Staples (8.1%)
	The Procter & Gamble Co.	2,059,944	105,263
	Wal-Mart Stores, Inc.	1,578,072	76,442
	The Coca-Cola Co.	1,408,579	67,598
	PepsiCo, Inc.	1,102,398	60,588
	Philip Morris International Inc.	1,388,087	60,548
	CVS Caremark Corp.	1,029,039	32,795
	Kraft Foods Inc.	1,047,160	26,535
	Colgate-Palmolive Co.	354,912	25,107
	Altria Group, Inc.	1,454,732	23,843
	Walgreen Co.	701,767	20,632
	Kimberly-Clark Corp.	290,846	15,249
	Costco Wholesale Corp.	303,937	13,890
	General Mills, Inc.	236,022	13,222
	Archer-Daniels-Midland Co.	459,332	12,296
	The Kroger Co.	466,474	10,286
	Sysco Corp.	417,932	9,395
	Kellogg Co.	179,370	8,353
	Lorillard, Inc.	121,436	8,230
	H.J. Heinz Co.	218,701	7,808
	Avon Products, Inc.	300,048	7,735

	ConAgra Foods, Inc.	332,911	6,345
	Safeway, Inc.	300,057	6,112
	The Clorox Co.	95,626	5,339
	Sara Lee Corp.	508,204	4,960
	Reynolds American Inc.	122,436	4,729
	Campbell Soup Co.	149,253	4,391
	Molson Coors Brewing Co. Class B	103,680	4,389
	The Hershey Co.	118,877	4,280
	J.M. Smucker Co.	82,072	3,994
*	Dr. Pepper Snapple Group, Inc.	177,210	3,755
	Coca-Cola Enterprises, Inc.	216,829	3,610
	The Pepsi Bottling Group, Inc.	94,788	3,208
	Brown-Forman Corp. Class B	71,009	3,052
	McCormick & Co., Inc.	87,761	2,855
	The Estee Lauder Cos. Inc. Class A	82,199	2,685
	Tyson Foods, Inc.	202,792	2,557
*	Dean Foods Co.	124,039	2,380
	Whole Foods Market, Inc.	94,197	1,788
	SUPERVALU Inc.	137,313	1,778
*	Constellation Brands, Inc. Class A	139,522	1,769
	Hormel Foods Corp.	47,898	1,654
			681,445
Energy (8.4%)
	ExxonMobil Corp.	3,449,130	241,129
	Chevron Corp.	1,414,427	93,706
	Schlumberger Ltd.	845,439	45,747
	ConocoPhillips Co.	1,052,108	44,252
	Occidental Petroleum Corp.	572,278	37,662
	Apache Corp.	237,655	17,147
	Devon Energy Corp.	313,286	17,074
	Anadarko Petroleum Corp.	350,443	15,907
	XTO Energy, Inc.	405,056	15,449
	Marathon Oil Corp.	499,139	15,039
	Halliburton Co.	626,849	12,976
	EOG Resources, Inc.	176,639	11,997
	Hess Corp.	197,812	10,632
*	National Oilwell Varco Inc.	297,261	9,709
*	Southwestern Energy Co.	244,286	9,490
	Chesapeake Energy Corp.	395,289	7,839
	Baker Hughes Inc.	214,714	7,824
	Spectra Energy Corp.	452,100	7,650
	Murphy Oil Corp.	132,157	7,179
	Noble Energy, Inc.	119,135	7,025
	Valero Energy Corp.	392,541	6,630
	Williams Cos., Inc.	406,654	6,348
	Peabody Energy Corp.	189,478	5,715
	El Paso Corp.	489,437	4,517
	Range Resources Corp.	105,668	4,376
	CONSOL Energy, Inc.	127,730	4,338
*	Cameron International Corp.	151,499	4,287
	Diamond Offshore Drilling, Inc.	49,035	4,072
	Smith International, Inc.	149,758	3,856
	ENSCO International, Inc.	101,067	3,524
*	FMC Technologies Inc.	88,643	3,331

*	Nabors Industries, Inc.	198,801	3,097
	BJ Services Co.	204,831	2,792
*	Denbury Resources, Inc.	176,094	2,594
	Cabot Oil & Gas Corp.	76,819	2,354
	Pioneer Natural Resources Co.	84,168	2,146
	Sunoco, Inc.	81,389	1,888
	Rowan Cos., Inc.	78,337	1,513
	Tesoro Corp.	93,409	1,189
	Massey Energy Co.	55,272	1,080
			705,080
Financials (9.1%)
	JPMorgan Chase & Co.	2,750,022	93,803
	Wells Fargo & Co.	3,281,557	79,611
	Bank of America Corp.	5,699,480	75,233
	The Goldman Sachs Group, Inc.	355,262	52,380
	Morgan Stanley	950,658	27,103
	Bank of New York Mellon Corp.	840,502	24,635
	U.S. Bancorp	1,336,025	23,942
	American Express Co.	834,305	19,389
	MetLife, Inc.	577,484	17,330
	The Travelers Cos., Inc.	413,910	16,987
	State Street Corp.	346,514	16,355
	CME Group, Inc.	46,778	14,553
	PNC Financial Services Group	322,545	12,518
	Prudential Financial, Inc.	321,780	11,977
	Charles Schwab Corp.	660,718	11,589
^	Citigroup Inc.	3,834,540	11,389
	AFLAC Inc.	332,046	10,323
	The Chubb Corp.	252,950	10,088
	Simon Property Group, Inc. REIT	193,492	9,951
	BB&T Corp.	447,608	9,838
	The Allstate Corp.	377,500	9,211
	Northern Trust Corp.	169,170	9,081
	Franklin Resources, Inc.	105,419	7,591
	T. Rowe Price Group Inc.	181,893	7,579
	Aon Corp.	194,723	7,374
	Marsh & McLennan Cos., Inc.	359,909	7,245
*	Progressive Corp. of Ohio	470,833	7,114
	Capital One Financial Corp.	315,979	6,914
	Loews Corp.	251,860	6,901
*	IntercontinentalExchange Inc.	53,089	6,065
	Public Storage, Inc. REIT	87,540	5,732
	SunTrust Banks, Inc.	327,865	5,393
	Invesco, Ltd.	289,704	5,162
	NYSE Euronext	186,956	5,095
	Vornado Realty Trust REIT	110,999	4,998
	Hudson City Bancorp, Inc.	362,984	4,824
	Boston Properties, Inc. REIT	96,265	4,592
	Ameriprise Financial, Inc.	179,997	4,368
	Equity Residential REIT	187,582	4,170
	The Principal Financial Group, Inc.	218,881	4,124
	HCP, Inc. REIT	193,733	4,105
	Unum Group	249,372	3,955
	Moody's Corp.	138,977	3,662

	People's United Financial Inc.	241,249	3,628
	Fifth Third Bancorp	506,133	3,594
	Host Hotels & Resorts Inc. REIT	421,822	3,539
	Lincoln National Corp.	203,250	3,498
	Plum Creek Timber Co. Inc. REIT	116,780	3,478
	Discover Financial Services	329,415	3,383
*	SLM Corp.	324,800	3,336
	Ventas, Inc. REIT	111,521	3,330
	Regions Financial Corp.	772,341	3,120
	Avalonbay Communities, Inc. REIT	55,131	3,084
	XL Capital Ltd. Class A	251,648	2,884
	Health Care Inc. REIT	81,024	2,763
^	M & T Bank Corp.	53,727	2,736
	The Hartford Financial Services Group Inc.	229,616	2,726
*	Leucadia National Corp.	122,254	2,578
	KeyCorp	484,042	2,536
	Cincinnati Financial Corp.	112,030	2,504
	Torchmark Corp.	66,500	2,463
	ProLogis REIT	296,210	2,387
	Legg Mason Inc.	97,892	2,387
	Kimco Realty Corp. REIT	237,290	2,385
	Comerica, Inc.	105,414	2,229
	American International Group, Inc.	1,867,395	2,166
	Genworth Financial Inc.	298,656	2,088
*	Nasdaq OMX Group, Inc.	94,443	2,013
	Assurant, Inc.	83,031	2,000
	First Horizon National Corp.	154,449	1,853
	Huntington Bancshares Inc.	403,269	1,686
*	CB Richard Ellis Group, Inc.	156,952	1,469
	Federated Investors, Inc.	59,731	1,439
	Janus Capital Group Inc.	106,714	1,217
	Marshall & Ilsley Corp.	232,235	1,115
	Zions Bancorp	80,087	926
	Apartment Investment & Management Co. Class A REIT	77,235	684
*	MBIA, Inc.	151,767	657
	CIT Group Inc.	256,525	552
*	E*TRADE Financial Corp.	370,801	475
			769,157
Health Care (9.5%)
	Johnson & Johnson	1,947,344	110,609
	Pfizer Inc.	4,773,582	71,604
	Abbott Laboratories	1,094,901	51,504
	Wyeth	938,163	42,583
	Merck & Co., Inc.	1,498,080	41,886
*	Amgen Inc.	717,510	37,985
*	Gilead Sciences, Inc.	643,246	30,130
	Schering-Plough Corp.	1,149,745	28,882
	Bristol-Myers Squibb Co.	1,394,537	28,323
	Medtronic, Inc.	788,672	27,517
	Eli Lilly & Co.	714,602	24,754
	Baxter International, Inc.	430,357	22,792
	UnitedHealth Group Inc.	846,326	21,141
*	WellPoint Inc.	345,458	17,580
*	Medco Health Solutions, Inc.	344,082	15,694

*	Celgene Corp.	321,481	15,380
*	Express Scripts Inc.	190,008	13,063
	Becton, Dickinson & Co.	170,686	12,172
*	Thermo Fisher Scientific, Inc.	293,628	11,971
*	Boston Scientific Corp.	1,067,502	10,824
*	Genzyme Corp.	189,871	10,570
	Allergan, Inc.	212,374	10,105
*	St. Jude Medical, Inc.	243,860	10,023
*	Biogen Idec Inc.	209,555	9,461
	McKesson Corp.	193,265	8,504
	Aetna Inc.	327,159	8,195
	Cardinal Health, Inc.	249,350	7,618
	Stryker Corp.	172,913	6,872
*	Zimmer Holdings, Inc.	156,796	6,680
	Quest Diagnostics, Inc.	108,563	6,126
*	Laboratory Corp. of America Holdings	80,395	5,450
*	Forest Laboratories, Inc.	215,783	5,418
	C.R. Bard, Inc.	68,775	5,120
*	Life Technologies Corp.	118,638	4,950
	CIGNA Corp.	198,468	4,781
*	Intuitive Surgical, Inc.	26,744	4,377
*	Hospira, Inc.	110,725	4,265
	AmerisourceBergen Corp.	225,538	4,001
*	Humana Inc.	116,372	3,754
*	Waters Corp.	72,177	3,715
*	DaVita, Inc.	73,127	3,617
	DENTSPLY International Inc.	103,469	3,158
*	Varian Medical Systems, Inc.	86,916	3,054
*	Cephalon, Inc.	53,786	3,047
*	Mylan Inc.	211,903	2,765
*	Millipore Corp.	39,289	2,758
*	Watson Pharmaceuticals, Inc.	72,423	2,440
*	Coventry Health Care Inc.	106,525	1,993
	IMS Health, Inc.	141,565	1,798
*	King Pharmaceuticals, Inc.	168,833	1,626
*	Patterson Companies, Inc.	71,427	1,550
	PerkinElmer, Inc.	87,084	1,515
*	Tenet Healthcare Corp.	294,836	831
			796,531
Industrials (6.7%)
	General Electric Co.	7,474,164	87,597
	United Parcel Service, Inc.	708,101	35,398
	United Technologies Corp.	670,810	34,855
	3M Co.	493,860	29,681
	The Boeing Co.	515,870	21,924
	Lockheed Martin Corp.	232,545	18,755
	Union Pacific Corp.	355,851	18,526
	Emerson Electric Co.	532,098	17,240
	Honeywell International Inc.	519,184	16,302
	General Dynamics Corp.	274,592	15,210
	Burlington Northern Santa Fe Corp.	197,920	14,555
	Caterpillar, Inc.	427,080	14,111
	Raytheon Co.	281,798	12,520
	FedEx Corp.	216,611	12,048

	Deere & Co.	299,345	11,959
	Danaher Corp.	182,463	11,265
	Northrop Grumman Corp.	230,334	10,522
	Illinois Tool Works, Inc.	278,424	10,396
	CSX Corp.	285,933	9,902
	Norfolk Southern Corp.	262,445	9,886
	Waste Management, Inc.	349,958	9,855
	PACCAR, Inc.	251,716	8,183
	Precision Castparts Corp.	100,488	7,339
	Fluor Corp.	124,696	6,396
	C.H. Robinson Worldwide Inc.	120,424	6,280
	L-3 Communications Holdings, Inc.	86,562	6,006
	ITT Industries, Inc.	124,576	5,544
	Republic Services, Inc. Class A	224,676	5,484
	Parker Hannifin Corp.	119,328	5,126
	Eaton Corp.	114,060	5,088
	Cummins Inc.	142,564	5,020
	Expeditors International of Washington, Inc.	145,885	4,864
	Rockwell Collins, Inc.	116,294	4,853
	Dover Corp.	135,599	4,487
	Goodrich Corp.	86,438	4,319
	W.W. Grainger, Inc.	45,955	3,763
*	Iron Mountain, Inc.	126,832	3,646
	Cooper Industries, Inc. Class A	117,100	3,636
*	Jacobs Engineering Group Inc.	81,634	3,436
	Southwest Airlines Co.	509,976	3,432
	Rockwell Automation, Inc.	105,154	3,378
	Pitney Bowes, Inc.	151,856	3,330
*	Quanta Services, Inc.	137,714	3,185
	The Dun & Bradstreet Corp.	37,869	3,075
*	Stericycle, Inc.	59,470	3,065
	Fastenal Co.	89,875	2,981
	Flowserve Corp.	40,213	2,807
	Robert Half International, Inc.	111,061	2,623
	Equifax, Inc.	99,736	2,603
	Masco Corp.	262,240	2,512
	Pall Corp.	80,678	2,143
	Cintas Corp.	90,808	2,074
	Textron, Inc.	190,570	1,841
	Avery Dennison Corp.	69,625	1,788
	R.R. Donnelley & Sons Co.	149,103	1,733
	Ryder System, Inc.	39,361	1,099
*	Monster Worldwide Inc.	84,299	996
	Ingersoll-Rand Co.	22,247	465
	The Manitowoc Co., Inc.	85,968	452
			561,559
Information Technology (12.4%)
	Microsoft Corp.	5,409,583	128,586
	International Business Machines Corp.	933,935	97,521
*	Apple Inc.	630,211	89,761
*	Cisco Systems, Inc.	4,078,520	76,024
*	Google Inc.	169,555	71,483
	Intel Corp.	3,948,546	65,348
	Hewlett-Packard Co.	1,690,732	65,347

	Oracle Corp.	2,680,791	57,423
	QUALCOMM Inc.	1,167,599	52,775
	Texas Instruments, Inc.	906,411	19,307
*	EMC Corp.	1,437,673	18,834
	Corning, Inc.	1,105,475	17,754
*	Dell Inc.	1,219,689	16,746
*	Yahoo! Inc.	983,792	15,406
*	eBay Inc.	768,578	13,166
	Automatic Data Processing, Inc.	357,339	12,664
	Motorola, Inc.	1,604,009	10,635
*	Adobe Systems, Inc.	370,847	10,495
	Applied Materials, Inc.	942,416	10,338
*	Symantec Corp.	588,516	9,157
*	Juniper Networks, Inc.	379,526	8,957
	MasterCard, Inc. Class A	50,710	8,484
	Western Union Co.	508,459	8,339
*	Broadcom Corp.	305,468	7,573
*	Intuit, Inc.	227,700	6,412
	Paychex, Inc.	230,595	5,811
*	Cognizant Technology Solutions Corp.	204,255	5,454
*	Fiserv, Inc.	114,629	5,239
	Analog Devices, Inc.	206,142	5,108
*	Agilent Technologies, Inc.	251,504	5,108
*	Sun Microsystems, Inc.	543,818	5,014
	CA, Inc.	280,289	4,885
*	Electronic Arts Inc.	222,307	4,828
*	BMC Software, Inc.	139,631	4,718
*	NetApp, Inc.	237,229	4,678
*	Computer Sciences Corp.	105,034	4,653
*	McAfee Inc.	107,494	4,535
*	NVIDIA Corp.	389,847	4,401
	Xerox Corp.	644,964	4,179
*	Western Digital Corp.	157,241	4,167
*	Citrix Systems, Inc.	129,311	4,124
	Xilinx, Inc.	192,810	3,945
	Amphenol Corp. Class A	124,089	3,926
	Linear Technology Corp.	157,369	3,675
	Altera Corp.	209,342	3,408
	KLA-Tencor Corp.	124,365	3,140
*	Affiliated Computer Services, Inc. Class A	68,848	3,058
*	Autodesk, Inc.	156,278	2,966
*	Micron Technology, Inc.	585,514	2,963
	Microchip Technology, Inc.	130,497	2,943
*	MEMC Electronic Materials, Inc.	155,927	2,777
*	salesforce.com, inc.	72,203	2,756
*	Teradata Corp.	117,252	2,747
	Harris Corp.	93,954	2,665
	Fidelity National Information Services, Inc.	128,216	2,559
*	VeriSign, Inc.	135,705	2,508
*	Akamai Technologies, Inc.	126,413	2,425
*	FLIR Systems, Inc.	104,582	2,359
*	SanDisk Corp.	152,591	2,242
*	LSI Corp.	441,724	2,014
	National Semiconductor Corp.	138,799	1,742
	Total System Services, Inc.	125,873	1,685

*	Tellabs, Inc.	289,088	1,656
*	Advanced Micro Devices, Inc.	413,902	1,602
	Molex, Inc.	94,375	1,468
*	Novellus Systems, Inc.	83,048	1,387
*	QLogic Corp.	108,390	1,374
*	Compuware Corp.	184,012	1,262
*	Lexmark International, Inc.	66,990	1,062
*	Novell, Inc.	227,824	1,032
	Jabil Circuit, Inc.	125,257	929
*	Teradyne, Inc.	129,709	890
*	Convergys Corp.	95,114	883
*	JDS Uniphase Corp.	131,870	754
*	Ciena Corp.	52,392	542
			1,048,781
Materials (2.2%)
	Monsanto Co.	387,475	28,805
	E.I. du Pont de Nemours & Co.	636,936	16,318
	Praxair, Inc.	219,744	15,617
	Freeport-McMoRan Copper & Gold, Inc. Class B	290,204	14,542
	Newmont Mining Corp. (Holding Co.)	341,165	13,943
	Dow Chemical Co.	762,143	12,301
	Nucor Corp.	228,178	10,138
	Air Products & Chemicals, Inc.	147,206	9,508
	Alcoa Inc.	691,246	7,141
	PPG Industries, Inc.	114,511	5,027
	Ecolab, Inc.	121,570	4,740
	International Paper Co.	299,881	4,537
	Weyerhaeuser Co.	149,100	4,537
	Sigma-Aldrich Corp.	88,475	4,385
	Vulcan Materials Co.	84,073	3,624
	United States Steel Corp.	99,854	3,569
*	Owens-Illinois, Inc.	117,460	3,290
	Ball Corp.	66,063	2,983
	CF Industries Holdings, Inc.	36,382	2,697
	Allegheny Technologies Inc.	68,039	2,377
	Eastman Chemical Co.	57,994	2,198
	MeadWestvaco Corp.	124,832	2,049
*	Pactiv Corp.	89,754	1,948
	Sealed Air Corp.	104,786	1,933
	Bemis Co., Inc.	73,385	1,849
	International Flavors & Fragrances, Inc.	55,219	1,807
	AK Steel Holding Corp.	73,231	1,405
	Titanium Metals Corp.	60,302	554
			183,822
Telecommunication Services (2.4%)
	AT&T Inc.	4,171,727	103,626
	Verizon Communications Inc.	2,010,110	61,771
*	Sprint Nextel Corp.	2,016,166	9,698
*	American Tower Corp. Class A	279,676	8,818
	Qwest Communications International Inc.	1,096,846	4,552
	Embarq Corp.	106,757	4,490
	Windstream Corp.	324,452	2,712
*	MetroPCS Communications Inc.	178,912	2,381
	CenturyTel, Inc.	72,990	2,241

	Frontier Communications Corp.			252,227	1,801
					202,090
Utilities (2.7%)
	Exelon Corp.			464,395	23,782
	Southern Co.			555,612	17,313
	FPL Group, Inc.			288,654	16,413
	Dominion Resources, Inc.			411,674	13,758
	Duke Energy Corp.			903,876	13,187
	Public Service Enterprise Group, Inc.			361,772	11,805
	Entergy Corp.			137,260	10,640
	PG&E Corp.			257,784	9,909
	American Electric Power Co., Inc.			339,853	9,818
	PPL Corp.			261,998	8,635
	Sempra Energy			173,509	8,611
	FirstEnergy Corp.			217,214	8,417
	Progress Energy, Inc.			193,791	7,331
	Edison International			225,012	7,079
	Consolidated Edison Inc.			189,005	7,073
	Xcel Energy, Inc.			318,968	5,872
*	AES Corp.			462,846	5,374
	Questar Corp.			125,682	3,904
	DTE Energy Co.			120,453	3,854
	Constellation Energy Group, Inc.			138,479	3,681
	Ameren Corp.			144,510	3,597
	Wisconsin Energy Corp.			81,378	3,313
	EQT Corp.			91,683	3,201
	Allegheny Energy, Inc.			114,229	2,930
	CenterPoint Energy Inc.			256,915	2,847
	Northeast Utilities			119,701	2,670
	SCANA Corp.			82,160	2,668
	Pinnacle West Capital Corp.			73,647	2,220
	NiSource, Inc.			186,439	2,174
	Pepco Holdings, Inc.			154,582	2,078
	CMS Energy Corp.			151,971	1,836
	TECO Energy, Inc.			143,431	1,711
	Integrys Energy Group, Inc.			51,713	1,551
	Nicor Inc.			26,867	930
*	Dynegy, Inc.			309,173	702
					230,884
Total Common Stocks (Cost $4,921,455)					5,688,184
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.4%)[1]
U.S. Government Securities (8.4%)
	U.S. Treasury Bond	8.125%	8/15/19	30,724	42,121
	U.S. Treasury Bond	8.500%	2/15/20	18,156	25,526
	U.S. Treasury Bond	8.750%	8/15/20	26,390	37,787
	U.S. Treasury Bond	7.875%	2/15/21	19,205	26,068
	U.S. Treasury Bond	8.000%	11/15/21	41,715	57,541
	U.S. Treasury Bond	7.250%	8/15/22	16,629	21,836
	U.S. Treasury Bond	7.125%	2/15/23	22,978	30,004
	U.S. Treasury Bond	6.250%	8/15/23	31,965	38,912
	U.S. Treasury Bond	7.625%	2/15/25	16,827	23,426

U.S. Treasury Bond	6.875%	8/15/25	16,880	22,097
U.S. Treasury Bond	6.000%	2/15/26	21,282	25,648
U.S. Treasury Bond	6.500%	11/15/26	15,805	20,092
U.S. Treasury Bond	6.625%	2/15/27	13,826	17,807
U.S. Treasury Bond	6.125%	11/15/27	28,471	35,042
U.S. Treasury Bond	5.500%	8/15/28	16,119	18,602
U.S. Treasury Bond	5.250%	11/15/28	15,553	17,458
U.S. Treasury Bond	5.250%	2/15/29	15,790	17,739
U.S. Treasury Bond	6.125%	8/15/29	12,867	15,999
U.S. Treasury Bond	6.250%	5/15/30	21,123	26,737
U.S. Treasury Bond	5.375%	2/15/31	21,129	24,223
U.S. Treasury Bond	4.500%	2/15/36	34,414	35,398
U.S. Treasury Bond	4.750%	2/15/37	20,034	21,440
U.S. Treasury Bond	5.000%	5/15/37	20,104	22,347
U.S. Treasury Bond	4.375%	2/15/38	21,536	21,718
U.S. Treasury Bond	4.500%	5/15/38	28,751	29,632
U.S. Treasury Bond	3.500%	2/15/39	34,680	29,939
Total U.S. Government and Agency Obligations (Cost $713,702)				705,139
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (24.5%)[1]
Money Market Fund (19.5%)
[2,3]	Vanguard Market Liquidity Fund	0.395%		1,637,992,806	1,637,993

			Maturity Date	Face Amount ($000)
Commercial Paper (3.3%)
	Bank of America Corp.	0.230%	8/3/09	20,000	19,995
	BNP Paribas Finance Inc.	0.700%	7/9/09	20,000	19,999
	BNP Paribas Finance Inc.	0.802%	8/17/09	20,000	19,991
	CBA (Delaware) Finance Inc.	0.350%	9/21/09	10,615	10,604
	ING (U.S.) Funding LLC	0.792%	7/2/09	15,500	15,500
	ING (U.S.) Funding LLC	0.501%	8/14/09	30,000	29,988
	ING (U.S.) Funding LLC	0.350%	8/17/09	20,000	19,991
	Intesa Funding LLC	0.340%	8/13/09	20,000	19,992
	Lloyds TSB Bank PLC	0.430%	8/5/09	9,290	9,286
	Rabobank USA Financial Corp.	0.451%	9/10/09	20,000	19,988
	Societe Generale N.A. Inc.	0.711%	7/13/09	20,000	19,998
	Societe Generale N.A. Inc.	0.310%	9/9/09	35,000	34,969
	UBS Finance (Delaware), LLC	0.626%	7/20/09	40,000	39,994
					280,295
U.S. Government and Agency Obligations (1.7%)
[4]	U.S. Treasury Bill	0.135%–0.180%	9/10/09	145,160	145,113
Total Temporary Cash Investments (Cost $2,063,379)					2,063,401
Total Investments (100.4%) (Cost $7,698,536)					8,456,724
Other Assets and Liabilities-Net (-0.4%)[3]					(36,061)
Net Assets (100%)					8,420,663

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,728,000.
1	The fund invests a portion of its cash reserves in equity and bond markets through the use of futures contracts.

After giving effect to futures investments, the fund's effective positions in common stock, U.S. government obligations, and temporary cash investments represent 81.4%, 20.4%, and (1.4%), respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $18,399,000 of collateral received for securities on loan.
4	Securities with a value of $145,114,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At June 30, 2009, the cost of investment securities for tax purposes was $7,698,536,000. Net unrealized appreciation of investment securities for tax purposes was $758,188,000, consisting of unrealized gains of $1,740,789,000 on securities that had risen in value since their purchase and $982,601,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	4,976	1,138,882	(27,976)
30-Year U.S. Treasury Bond	September 2009	8,590	1,016,707	16,094
E-mini S&P 500 Index	September 2009	485	22,201	615
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,688,184	—	—
U.S. Government and Agency Obligations	—	705,139	—
Temporary Cash Investments	1,637,993	425,408	—
Futures Contracts—Liabilities[1]	(8,919)	—	—
Total	7,317,258	1,130,547	—
1 Represents variation margin on the last day of the reporting period.

Vanguard U.S. Value Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (8.3%)
	The Walt Disney Co.	166,000	3,873
*	Ford Motor Co.	500,680	3,039
	Home Depot, Inc.	112,700	2,663
	Family Dollar Stores, Inc.	88,831	2,514
	Comcast Corp. Class A	151,889	2,201
*	Rent-A-Center, Inc.	78,000	1,391
*	Jarden Corp.	73,400	1,376
	RadioShack Corp.	94,050	1,313
	Limited Brands, Inc.	106,410	1,274
	Lowe's Cos., Inc.	59,200	1,149
	Time Warner Inc.	43,166	1,087
	The Gap, Inc.	58,150	954
	News Corp., Class A	102,500	934
	Bob Evans Farms, Inc.	24,145	694
	Wyndham Worldwide Corp.	56,900	690
	Time Warner Cable Inc.	20,900	662
	Comcast Corp. Special Class A	41,300	582
	Barnes & Noble, Inc.	27,700	572
*	Interpublic Group of Cos., Inc.	103,900	525
	Regis Corp.	27,400	477
	Omnicom Group Inc.	14,500	458
	Harley-Davidson, Inc.	28,090	455
	Aaron Rents, Inc.	14,540	434
*	Jo-Ann Stores, Inc.	18,810	389
	Group 1 Automotive, Inc.	14,700	383
	D. R. Horton, Inc.	39,200	367
	Cracker Barrel Old Country Store Inc.	12,483	348
*	Jack in the Box Inc.	15,200	341
*	Jos. A. Bank Clothiers, Inc.	9,700	334
*	Cabela's Inc.	26,700	328
	UniFirst Corp.	8,780	326
	Pulte Homes, Inc.	35,300	312
	Autoliv, Inc.	10,800	311
	Carnival Corp.	12,000	309
	Spartan Motors, Inc.	26,200	297
	Fred's, Inc.	23,410	295
	Scholastic Corp.	14,130	280
*	Steven Madden, Ltd.	10,723	273
*	CEC Entertainment Inc.	8,900	262
*	AutoZone Inc.	1,700	257
	Monro Muffler Brake, Inc.	9,700	249
*	Genesco, Inc.	13,100	246
	Staples, Inc.	12,150	245
	Harte-Hanks, Inc.	22,100	204
*	Hot Topic, Inc.	27,900	204
*	Ruby Tuesday, Inc.	30,150	201
	Finish Line, Inc.	25,000	186
	Snap-On Inc.	6,100	175
	The McGraw-Hill Cos., Inc.	5,800	175

*	Sally Beauty Co. Inc.	27,200	173
	Whirlpool Corp.	4,000	170
	Big 5 Sporting Goods Corp.	15,086	167
*	Core-Mark Holding Co., Inc.	6,300	164
*	Warner Music Group Corp.	27,000	158
*	Charlotte Russe Holding Inc.	11,900	153
	Cablevision Systems NY Group Class A	7,400	144
*	Timberland Co.	10,820	144
*	Mediacom Communications Corp.	26,289	134
	O'Charley's Inc.	13,000	120
*	Knology, Inc.	13,797	119
	BorgWarner, Inc.	3,300	113
	CSS Industries, Inc.	4,900	100
	Meredith Corp.	3,800	97
	Speedway Motorsports, Inc.	6,180	85
*,^	Conn's, Inc.	6,691	84
*	Borders Group, Inc.	19,920	73
*	Systemax Inc.	5,970	71
*	The Gymboree Corp.	1,830	65
	Foot Locker, Inc.	6,000	63
*	Dorman Products, Inc.	3,700	51
*	Valassis Communications, Inc.	8,100	50
*	P.F. Chang's China Bistro, Inc.	1,400	45
*	DISH Network Corp.	2,500	41
	Centex Corp.	3,700	31
	Ryland Group, Inc.	1,800	30
*	Red Robin Gourmet Burgers, Inc.	1,400	26
	Tempur-Pedic International Inc.	2,000	26
	Stage Stores, Inc.	2,260	25
*	Tuesday Morning Corp.	6,300	21
*	Steak n Shake Co.	2,100	18
*	Einstein Noah Restaurant Group Inc.	1,800	16
*	Retail Ventures, Inc.	6,620	14
	Jackson Hewitt Tax Service Inc.	1,820	11
*	G-III Apparel Group, Ltd.	631	7
			39,423
Consumer Staples (9.6%)
	Archer-Daniels-Midland Co.	243,420	6,516
	CVS Caremark Corp.	187,800	5,985
	The Procter & Gamble Co.	95,749	4,893
	Safeway, Inc.	198,140	4,036
	Sara Lee Corp.	344,950	3,367
	Kraft Foods Inc.	122,298	3,099
	The Coca-Cola Co.	44,900	2,155
	The Pepsi Bottling Group, Inc.	58,300	1,973
	Wal-Mart Stores, Inc.	30,600	1,482
	Lorillard, Inc.	19,300	1,308
	Del Monte Foods Co.	137,500	1,290
	Kellogg Co.	25,000	1,164
	PepsiAmericas, Inc.	37,800	1,013
	The Clorox Co.	16,580	926
*	Dr. Pepper Snapple Group, Inc.	39,900	846
	Reynolds American Inc.	20,773	802
*	Dean Foods Co.	35,900	689
	General Mills, Inc.	10,900	611

	Altria Group, Inc.	32,060	525
	The Kroger Co.	23,500	518
	Corn Products International, Inc.	19,035	510
*	The Pantry, Inc.	15,900	264
	ConAgra Foods, Inc.	12,800	244
	Nash-Finch Co.	8,500	230
	Nu Skin Enterprises, Inc.	8,590	131
	Ingles Markets, Inc.	8,100	123
	Alberto-Culver Co.	4,600	117
	Bunge Ltd.	1,900	115
	B&G Foods Inc.	13,250	111
	Inter Parfums, Inc.	9,670	71
*	Susser Holdings Corp.	5,694	64
*	Omega Protein Corp.	13,948	57
	The Andersons, Inc.	1,010	30
	Cal-Maine Foods, Inc.	1,000	25
			45,290
Energy (14.7%)
	ExxonMobil Corp.	368,700	25,776
	Chevron Corp.	166,430	11,026
	Marathon Oil Corp.	264,337	7,964
	ConocoPhillips Co.	94,590	3,978
	Tidewater Inc.	50,123	2,149
	Apache Corp.	25,200	1,818
	Rowan Cos., Inc.	86,570	1,673
*	SEACOR Holdings Inc.	18,600	1,399
	Southern Union Co.	68,100	1,252
	XTO Energy, Inc.	30,300	1,156
	Anadarko Petroleum Corp.	24,600	1,117
	Murphy Oil Corp.	17,800	967
	Devon Energy Corp.	16,600	905
	ENSCO International, Inc.	24,383	850
*	Encore Acquisition Co.	27,100	836
*	Pride International, Inc.	31,900	799
	Occidental Petroleum Corp.	10,900	717
	Sunoco, Inc.	30,390	705
	Valero Energy Corp.	29,100	491
	Spectra Energy Corp.	23,800	403
*	Oil States International, Inc.	16,300	395
*	Hornbeck Offshore Services, Inc.	14,058	301
	Tesoro Corp.	23,600	300
	Overseas Shipholding Group Inc.	8,800	300
*	Dawson Geophysical Co.	8,900	266
	Frontier Oil Corp.	19,300	253
	Schlumberger Ltd.	4,300	233
	Teekay Shipping Corp.	10,400	219
*	USEC Inc.	40,020	213
	CARBO Ceramics Inc.	5,600	191
	Berry Petroleum Class A	7,200	134
*	TETRA Technologies, Inc.	12,000	96
*	Nabors Industries, Inc.	5,900	92
*	Cal Dive International, Inc.	8,900	77
*	Bristow Group, Inc.	2,300	68
*	CVR Energy, Inc.	7,000	51
*	Veneco Inc.	4,200	32

*	Gulfport Energy Corp.	3,400	23
*	Gulfmark Offshore, Inc.	600	17
*	Geokinetics Inc.	900	12
			69,254
Financials (20.1%)
	JPMorgan Chase & Co.	380,000	12,962
	Wells Fargo & Co.	445,738	10,814
	The Travelers Cos., Inc.	225,225	9,243
	The Goldman Sachs Group, Inc.	45,227	6,668
	U.S. Bancorp	343,000	6,147
	Bank of America Corp.	437,876	5,780
	Prudential Financial, Inc.	106,900	3,979
	Ameriprise Financial, Inc.	135,804	3,296
	Bank of New York Mellon Corp.	112,370	3,294
	Unum Group	205,799	3,264
	State Street Corp.	43,471	2,052
	Allied World Assurance Holdings, Ltd.	40,390	1,649
	Platinum Underwriters Holdings, Ltd.	55,830	1,596
	Hudson City Bancorp, Inc.	117,000	1,555
	Aspen Insurance Holdings Ltd.	66,145	1,478
*	Knight Capital Group, Inc. Class A	70,900	1,209
	Hospitality Properties Trust REIT	83,300	990
	Endurance Specialty Holdings Ltd.	32,700	958
	American Financial Group, Inc.	37,120	801
	The Chubb Corp.	19,900	794
	American Express Co.	33,200	772
	HRPT Properties Trust REIT	185,900	755
	Aon Corp.	17,100	648
	Morgan Stanley	22,300	636
	BB&T Corp.	28,400	624
	Entertainment Properties Trust REIT	28,910	596
	Oriental Financial Group Inc.	42,690	414
	Cullen/Frost Bankers, Inc.	8,600	397
	First Citizens BancShares Class A	2,967	396
	Annaly Capital Management Inc. REIT	25,400	385
	International Bancshares Corp.	32,300	333
	FirstMerit Corp.	19,241	327
	Bank of Hawaii Corp.	9,100	326
*	Nelnet, Inc.	23,700	322
	PNC Financial Services Group	8,206	318
*	Progressive Corp. of Ohio	20,900	316
	Medical Properties Trust Inc. REIT	51,300	311
	The Allstate Corp.	12,700	310
	Host Hotels & Resorts Inc. REIT	34,600	290
	Moody's Corp.	10,900	287
	BOK Financial Corp.	7,500	282
*	Amerisafe Inc.	17,700	275
	Torchmark Corp.	7,400	274
	New York Community Bancorp, Inc.	23,900	255
	Cash America International Inc.	10,700	250
	Duke Realty Corp. REIT	24,900	218
	Banco Latinoamericano de Exportaciones, SA	17,310	215
	Senior Housing Properties Trust REIT	13,000	212
	Highwood Properties, Inc. REIT	9,300	208
	Corporate Office Properties Trust, Inc. REIT	6,700	196

	Washington REIT	8,700	195
	American Equity Investment Life Holding Co.	34,600	193
	OceanFirst Financial Corp.	16,017	192
	Extra Space Storage Inc. REIT	22,500	188
	Mid-America Apartment Communities, Inc. REIT	5,000	184
	Sovran Self Storage, Inc. REIT	7,300	180
	Kilroy Realty Corp. REIT	8,500	175
	Sun Communities, Inc. REIT	12,500	172
	Healthcare Realty Trust Inc. REIT	10,200	172
*	Encore Capital Group, Inc.	12,500	166
*	The St. Joe Co.	6,100	162
	Marsh & McLennan Cos., Inc.	7,900	159
*	MBIA, Inc.	36,500	158
	Calamos Asset Management, Inc.	10,950	154
	Berkshire Hills Bancorp, Inc.	7,300	152
*	Ocwen Financial Corp.	10,900	141
	Commerce Bancshares, Inc.	4,200	134
*	American Safety Insurance Holdings, Ltd.	9,400	128
	Ramco-Gershenson Properties Trust REIT	11,763	118
	Mission West Properties Inc. REIT	17,198	117
*	Penson Worldwide, Inc.	12,480	112
	First Horizon National Corp.	9,151	110
	Cousins Properties, Inc. REIT	12,900	110
	Advance America, Cash Advance Centers, Inc.	22,510	100
*	Jefferies Group, Inc.	4,200	90
	SWS Group, Inc.	6,300	88
	Douglas Emmett, Inc. REIT	9,700	87
	The Principal Financial Group, Inc.	3,900	73
	Agree Realty Corp. REIT	3,940	72
	Plum Creek Timber Co. Inc. REIT	2,300	68
	Horace Mann Educators Corp.	6,800	68
	Regions Financial Corp.	14,400	58
	Raymond James Financial, Inc.	3,100	53
	Vornado Realty Trust REIT	1,150	52
	Suffolk Bancorp	2,000	51
	First Bancorp, Inc.	2,579	50
	First Industrial Realty Trust REIT	11,300	49
	Bank Mutual Corp.	5,500	48
	Citigroup Inc.	16,091	48
	Fifth Third Bancorp	6,200	44
	BGC Partners, Inc.	11,200	42
	One Liberty Properties, Inc. REIT	7,016	40
	Associated Estates Realty Corp. REIT	6,400	38
	Simon Property Group, Inc. REIT	700	36
	Ashford Hospitality Trust REIT	10,970	31
	MetLife, Inc.	900	27
	Evercore Partners Inc.	1,340	26
*	Enstar Group Ltd.	445	26
	Assured Guaranty Ltd.	2,100	26
	U-Store-It Trust REIT	5,200	25
*	Hallmark Financial Services, Inc.	3,500	25
	Southside Bancshares, Inc.	1,092	25
	Equity Residential REIT	800	18
	Home Properties, Inc. REIT	500	17

	Republic Bancorp, Inc. Class A	600	14
			94,764
Health Care (15.4%)
	Pfizer Inc.	1,009,400	15,141
*	Amgen Inc.	187,400	9,921
	Johnson & Johnson	124,700	7,083
	Merck & Co., Inc.	200,163	5,597
	Wyeth	78,500	3,563
*	Forest Laboratories, Inc.	136,600	3,430
	Bristol-Myers Squibb Co.	115,860	2,353
	Eli Lilly & Co.	65,900	2,283
	McKesson Corp.	48,500	2,134
*	Mylan Inc.	153,900	2,008
	CIGNA Corp.	79,000	1,903
*	Life Technologies Corp.	42,466	1,772
	Omnicare, Inc.	64,420	1,659
	Cardinal Health, Inc.	47,400	1,448
*	Humana Inc.	41,460	1,337
*	Watson Pharmaceuticals, Inc.	34,997	1,179
	Teleflex Inc.	23,600	1,058
*	Health Net Inc.	63,900	994
*	Inverness Medical Innovations, Inc.	24,900	886
	UnitedHealth Group Inc.	34,400	859
*	WellPoint Inc.	15,730	801
	Beckman Coulter, Inc.	13,400	766
	The Cooper Companies, Inc.	25,991	643
	Quest Diagnostics, Inc.	8,800	497
*	Coventry Health Care Inc.	24,010	449
	AmerisourceBergen Corp.	23,400	415
*	Community Health Systems, Inc.	15,500	391
	Invacare Corp.	17,722	313
*	Express Scripts Inc.	4,400	303
*	RehabCare Group, Inc.	11,092	265
*	LifePoint Hospitals, Inc.	9,140	240
*	Kindred Healthcare, Inc.	17,000	210
*	Odyssey Healthcare, Inc.	16,900	174
*	Cantel Medical Corp.	8,944	145
*	Universal American Corp.	11,463	100
*	HealthSouth Corp.	5,400	78
*	Healthspring, Inc.	5,200	56
			72,454
Industrials (8.1%)
	General Electric Co.	825,800	9,678
	General Dynamics Corp.	124,640	6,904
	L-3 Communications Holdings, Inc.	24,100	1,672
	United Technologies Corp.	31,700	1,647
*	URS Corp.	22,810	1,130
*	EMCOR Group, Inc.	54,400	1,094
	Ryder System, Inc.	36,300	1,013
	Manpower Inc.	18,600	787
	Trinity Industries, Inc.	52,900	720
	Waste Management, Inc.	21,800	614
	Norfolk Southern Corp.	15,800	595
	Union Pacific Corp.	10,700	557

	Raytheon Co.	11,500	511
*	United Stationers, Inc.	14,470	505
	Flowserve Corp.	7,200	503
*	AGCO Corp.	16,600	483
	Skywest, Inc.	45,500	464
	Northrop Grumman Corp.	9,900	452
	Cooper Industries, Inc. Class A	13,800	428
	KBR Inc.	21,400	395
*	General Cable Corp.	10,300	387
	Granite Construction Co.	11,130	370
	Universal Forest Products, Inc.	10,900	361
	Joy Global Inc.	9,900	354
*	Tutor Perini Corp.	18,390	319
*	Atlas Air Worldwide Holdings, Inc.	12,990	301
*	EnPro Industries, Inc.	15,820	285
*	Dycom Industries, Inc.	25,600	283
	Comfort Systems USA, Inc.	27,480	282
	Deluxe Corp.	21,600	277
*	Chart Industries, Inc.	14,700	267
*	GeoEye Inc.	10,950	258
	Encore Wire Corp.	12,000	256
*	Beacon Roofing Supply, Inc.	17,498	253
*	WESCO International, Inc.	10,000	250
	Aircastle Ltd.	32,400	238
*	Thomas & Betts Corp.	8,200	237
*	Hertz Global Holdings Inc.	28,400	227
	Federal Signal Corp.	28,600	219
*	Armstrong Worldwide Industries, Inc.	13,000	214
*	Saia, Inc.	10,900	196
*	Michael Baker Corp.	4,200	178
*	Republic Airways Holdings Inc.	26,800	175
	Apogee Enterprises, Inc.	12,980	160
*	ICF International, Inc.	5,500	152
*	M&F Worldwide Corp.	6,000	120
*	H&E Equipment Services, Inc.	12,600	118
*	Esterline Technologies Corp.	4,200	114
*	Alaska Air Group, Inc.	6,000	110
*	Dollar Thrifty Automotive Group, Inc.	6,600	92
	Briggs & Stratton Corp.	5,800	77
*	Volt Information Sciences Inc.	11,800	74
*	Force Protection, Inc.	8,140	72
	Pitney Bowes, Inc.	2,800	61
	International Shipholding Corp.	2,100	57
*	Avis Budget Group, Inc.	10,000	56
	Ampco-Pittsburgh Corp.	2,400	56
*	Trex Co., Inc.	4,200	56
	Textainer Group Holdings Ltd.	4,500	52
*	Waste Services, Inc.	9,400	49
*	Sterling Construction Co., Inc.	3,000	46
	Twin Disc, Inc.	6,400	44
	Crane Co.	1,915	43
*	Corrections Corp. of America	2,400	41
	ITT Industries, Inc.	900	40
	Mueller Industries Inc.	1,604	33
	Applied Signal Technology, Inc.	1,200	31

*	Hawaiian Holdings, Inc.	4,600	28
	TAL International Group, Inc.	2,060	22
	Genco Shipping and Trading Ltd.	1,000	22
*	Kirby Corp.	600	19
	The Boeing Co.	400	17
*	Cornell Cos., Inc.	900	15
*	United Capital Corp.	674	12
*	Ultrapetrol Bahamas Ltd.	1,540	7
*	ATC Technology Corp.	420	6
			38,241
Information Technology (6.0%)
*	Computer Sciences Corp.	110,600	4,900
	CA, Inc.	140,500	2,449
*	Brocade Communications Systems, Inc.	191,700	1,499
*	QLogic Corp.	116,900	1,482
*	Synopsys, Inc.	73,800	1,440
*	Affiliated Computer Services, Inc. Class A	27,570	1,225
	Intel Corp.	64,500	1,067
	Hewlett-Packard Co.	27,600	1,067
*	Arris Group Inc.	83,200	1,012
*	Lexmark International, Inc.	63,800	1,011
*	Convergys Corp.	93,300	866
*	Skyworks Solutions, Inc.	86,200	843
*	CACI International, Inc.	16,200	692
*	Tekelec	38,600	650
*	Micron Technology, Inc.	114,183	578
	Fair Isaac, Inc.	32,995	510
	Black Box Corp.	15,213	509
*	Western Digital Corp.	15,700	416
*	Multi-Fineline Electronix, Inc.	19,300	413
*	Advanced Micro Devices, Inc.	100,988	391
*	Avocent Corp.	27,812	388
*	JDA Software Group, Inc.	20,900	313
	Diebold, Inc.	11,100	293
*	Sybase, Inc.	9,100	285
*	SYNNEX Corp.	11,000	275
*	CSG Systems International, Inc.	15,906	211
	International Business Machines Corp.	2,000	209
*	Ceva, Inc.	21,200	184
*	Anaren, Inc.	10,000	177
*	SonicWALL, Inc.	30,500	167
*	SeaChange International, Inc.	20,800	167
	CTS Corp.	24,900	163
*	Compuware Corp.	22,700	156
*	Digi International, Inc.	15,700	153
*	Ciber, Inc.	44,673	138
*	infoGROUP, Inc.	23,523	134
	United Online, Inc.	18,800	122
	IXYS Corp.	11,600	117
*	Tech Data Corp.	3,300	108
*	Ness Technologies Inc.	26,500	104
*	Symmetricom Inc.	17,358	100
*	3Com Corp.	20,760	98
*	Actel Corp.	9,000	97
*	Teradata Corp.	4,000	94

*	Oplink Communications, Inc.	8,062	92
*	Global Cash Access, Inc.	11,200	89
*	Atmel Corp.	21,900	82
*	Quest Software, Inc.	5,790	81
*	CPI International, Inc.	9,128	79
*	Mercury Computer Systems, Inc.	8,362	77
*	Photronics, Inc.	18,370	74
*	EMC Corp.	5,600	73
*	Cirrus Logic, Inc.	14,500	65
*	Measurement Specialties, Inc.	8,778	62
*	SAIC, Inc.	3,000	56
*	OSI Systems Inc.	2,600	54
*	Wright Express Corp.	1,970	50
*	Gerber Scientific, Inc.	17,570	44
*	PC Connection, Inc.	7,000	37
*	ScanSource, Inc.	1,200	29
*	EMS Technologies, Inc.	1,170	24
*	Super Micro Computer Inc.	3,000	23
*	Applied Micro Circuits Corp.	2,100	17
*	PC Mall, Inc.	1,700	11
*	i2 Technologies, Inc.	600	8
			28,400
Materials (2.2%)
	E.I. du Pont de Nemours & Co.	80,400	2,060
*	Owens-Illinois, Inc.	32,400	907
	United States Steel Corp.	18,100	647
	Rock-Tenn Co.	16,100	614
	Ball Corp.	11,100	501
	Glatfelter	52,600	468
	FMC Corp.	9,800	463
	Sealed Air Corp.	24,410	450
	Innophos Holdings Inc.	22,955	388
	Dow Chemical Co.	23,100	373
	Compass Minerals International, Inc.	6,500	357
*	Coeur d'Alene Mines Corp.	28,120	346
	Carpenter Technology Corp.	15,100	314
	Koppers Holdings, Inc.	11,900	314
*	OM Group, Inc.	9,530	277
	Schweitzer-Mauduit International, Inc.	9,825	267
	Olin Corp.	22,000	262
	Freeport-McMoRan Copper & Gold, Inc. Class B	5,000	251
	Eastman Chemical Co.	5,500	208
*	Clearwater Paper Corp.	8,200	207
	Scotts Miracle-Gro Co.	5,900	207
*	Pactiv Corp.	9,000	195
	Temple-Inland Inc.	11,400	150
*	Buckeye Technology, Inc.	32,941	148
	Innospec, Inc.	7,800	84
*	General Steel Holdings, Inc.	16,100	64
*	Solutia Inc.	9,000	52
*	Bway Holding Co.	1,600	28
	Titanium Metals Corp.	3,000	28
*	Sutor Technology Group, Ltd.	2,800	9
			10,639

Other (0.1%)
[2]	Miscellaneous Securities		355

Telecommunication Services (5.3%)
	AT&T Inc.	482,610	11,988
	Verizon Communications Inc.	188,072	5,779
	Embarq Corp.	58,449	2,458
	CenturyTel, Inc.	70,400	2,161
	Qwest Communications International Inc.	438,190	1,819
	Windstream Corp.	27,992	234
	USA Mobility, Inc.	13,000	166
*	Sprint Nextel Corp.	31,800	153
*	iPCS, Inc.	7,540	113
*	Premiere Global Services, Inc.	6,800	74
			24,945
Utilities (6.7%)
	PG&E Corp.	141,300	5,432
	Edison International	153,711	4,836
	Xcel Energy, Inc.	214,069	3,941
	NiSource, Inc.	185,810	2,167
	CMS Energy Corp.	175,200	2,116
*	NRG Energy, Inc.	65,710	1,706
		Exelon Corp.		27,400	1,403
		FPL Group, Inc.		23,000	1,308
		Dominion Resources, Inc.		39,100	1,307
		Southern Co.		31,000	966
		CenterPoint Energy Inc.		76,900	852
		Sempra Energy		15,524	770
		American Electric Power Co., Inc.		23,300	673
		Atmos Energy Corp.		21,880	548
		NorthWestern Corp.		20,810	474
		FirstEnergy Corp.		11,600	449
*		AES Corp.		37,800	439
		DTE Energy Co.		12,940	414
		UGI Corp. Holding Co.		14,600	372
		Vectren Corp.		14,900	349
		SCANA Corp.		8,900	289
*		Mirant Corp.		16,800	264
*		Calpine Corp.		17,000	190
		Entergy Corp.		2,200	170
					31,435
Total Common Stocks (Cost $535,753)					455,200
		Coupon
Temporary Cash Investments (3.8%)[1]
Money Market Fund (2.9%)
[3,4]	Vanguard Market Liquidity Fund	0.395%		13,742,249	13,742

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.9%)
[5,6]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	2,000	2,000
[5,6]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	2,000	1,999

[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	100	100
4,099
Total Temporary Cash Investments (Cost $17,839)	17,841
Total Investments (100.3%) (Cost $553,592)	473,041
Other Assets and Liabilities-Net (-0.3%)[4]	(1,433)
Net Assets (100%)	471,608

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $78,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.6%, respectively, of net assets.
2	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4	Includes $81,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6	Securities with a value of $4,099,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $553,592,000. Net unrealized depreciation of investment securities for tax purposes was $80,551,000, consisting of unrealized gains of $25,274,000 on securities that had risen in value since their purchase and $105,825,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

U.S. Value Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
S&P 500 Index	September 2009	34	7,782	(173)
E-mini S&P 500 Index	September 2009	160	7,324	(155)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	455,200	-	-
Temporary Cash Investments	13,742	4,099	-
Futures Contracts—Assets[1]	1	-	-
Futures Contracts—Liabilities[1]	(97)	-	-
Total	468,846	4,099	-
1 Represents variation margin on the last day of the reporting period.

Vanguard Capital Value Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (99.2%)
Consumer Discretionary (5.3%)
*	Ford Motor Co.	1,393,600	8,459
*,1	Buck Holdings, LP, Private Placement Shares	4,130,622	5,452
*	Apollo Group, Inc. Class A	70,300	5,000
	Daimler AG (Registered)	132,200	4,801
	Whirlpool Corp.	56,100	2,388
	Weight Watchers International, Inc.	4,800	124
			26,224
Consumer Staples (0.8%)
	PepsiCo, Inc.	44,000	2,418
	Chaoda Modern Agriculture Holdings Ltd.	2,303,876	1,348
			3,766
Energy (18.8%)
	Hess Corp.	303,800	16,329
	OAO Gazprom-Sponsored ADR (U.S. Line)	758,250	15,397
	Petroleo Brasileiro SA ADR	261,300	10,708
	Suncor Energy, Inc. (New York Shares)	266,240	8,078
	Chesapeake Energy Corp.	406,300	8,057
	CONSOL Energy, Inc.	224,120	7,611
	Petro-Canada (New York Shares)	197,600	7,592
*	Nabors Industries, Inc.	363,500	5,663
	Cameco Corp.	200,170	5,125
*	National Oilwell Varco Inc.	141,000	4,605
	Valero Energy Corp.	141,200	2,385
*	Lundin Petroleum AB	83,353	648
			92,198
Financials (23.9%)
	Wells Fargo & Co.	1,478,310	35,864
	Bank of America Corp.	1,754,467	23,159
	The Hartford Financial Services Group Inc.	1,130,500	13,419
	Fidelity National Financial, Inc. Class A	849,100	11,488
	SunTrust Banks, Inc.	598,300	9,842
	Discover Financial Services	732,400	7,522
*	UBS AG	469,600	5,766
[2]	Solar Cayman Ltd. Private Placement	370,800	3,293
*	UBS AG (New York Shares)	263,600	3,218
	Huntington Bancshares Inc.	712,800	2,979
	JPMorgan Chase & Co.	18,200	621
			117,171
Health Care (14.1%)
	Merck & Co., Inc.	666,900	18,646
*	Elan Corp. PLC ADR	2,048,330	13,048
	UCB SA	277,100	8,899
*	Genzyme Corp.	131,800	7,337
*	Novavax, Inc.	1,912,200	6,272
	China Medical Technologies, Inc. ADR	269,500	5,366
	Pfizer Inc.	264,900	3,973
*	Impax Laboratories, Inc.	340,400	2,505
*	Amylin Pharmaceuticals, Inc.	121,300	1,638
*	Gilead Sciences, Inc.	26,700	1,251

*	Hologic, Inc.	13,000	185
			69,120
Industrials (17.9%)
*	Delta Air Lines Inc.	3,543,245	20,515
*	First Solar, Inc.	93,380	15,139
*	SunPower Corp. Class B	348,850	8,355
*	Vestas Wind Systems A/S	88,330	6,339
*	Terex Corp.	483,000	5,830
	Ingersoll-Rand Co.	274,700	5,741
*,^	Yingli Green Energy Holding Co., Ltd. ADR	363,200	4,921
	Siemens AG	68,000	4,702
*	Monster Worldwide Inc.	322,400	3,808
*	Foster Wheeler AG	149,800	3,558
*	Spirit Aerosystems Holdings Inc.	240,400	3,303
	Briggs & Stratton Corp.	247,200	3,298
*	BE Aerospace, Inc.	99,600	1,430
	ABB Ltd. ADR	21,800	344
*	Airasia Bhd.	825,400	260
	Siemens AG	990	69
			87,612
Information Technology (6.5%)
*	Cisco Systems, Inc.	408,810	7,620
	Hewlett-Packard Co.	152,700	5,902
	Accenture Ltd.	124,400	4,162
*	NCR Corp.	332,100	3,929
*	EMC Corp.	269,700	3,533
*	Flextronics International Ltd.	696,100	2,861
	Western Union Co.	149,200	2,447
*	Equinix, Inc.	16,100	1,171
			31,625
Materials (8.7%)
	Walter Industries, Inc.	420,500	15,239
	Arcelor Mittal Class A New York Registered Shares	222,000	7,344
	Cliffs Natural Resources Inc.	249,200	6,098
*	Teck Cominco Ltd. Class B	313,200	4,992
	The Mosaic Co.	93,100	4,124
	Potash Corp. of Saskatchewan, Inc.	28,930	2,692
	Cytec Industries, Inc.	108,700	2,024
			42,513
Telecommunication Services (2.7%)
*	MetroPCS Communications Inc.	980,570	13,051

Utilities (0.5%)
	Exelon Corp.	49,200	2,520

Total Common Stocks (Cost $473,802)			485,800

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $3,682)	0.395%	3,682,000	3,682

Total Investments (99.9%) (Cost $477,484)				489,482
Other Assets and Liabilities-Net (0.1%)[3]				435
Net Assets (100%)				489,917

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,564,000.
1	Restricted security represents 1.1% of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of this security represented 0.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4	Includes $3,682,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $477,482,000. Net unrealized appreciation of investment securities for tax purposes was $12,000,000, consisting of unrealized gains of $47,231,000 on securities that had risen in value since their purchase and $35,231,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	428,895	48,160	8,745
Temporary Cash Investments	3,682	-	-
Total	432,577	48,160	8,745

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of September 30, 2008	16,637
Transfers in and/or out of Level 3	(3,939)
Change in Unrealized Appreciation (Depreciation)	(3,953)
Balance as of June 30, 2009	8,745

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD MALVERN FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.